Schedule of investments
Macquarie Small Cap Value Fund	February 28, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.75%♦
Basic Industry — 6.25%
Ashland	381,700	$ 23,214,994
Avient	974,150	41,664,396
Berry Global Group	499,960	36,082,113
Constellium †	1,553,350	17,677,123
HB Fuller	501,250	28,440,925
Huntsman	1,137,500	19,257,875
Knife River †	309,550	29,617,744
Louisiana-Pacific	527,800	52,605,826
Ryerson Holding	717,750	18,072,945
		266,633,941
Consumer Discretionary — 9.93%
Acushnet Holdings	464,500	29,867,350
Boyd Gaming	453,600	34,591,536
Choice Hotels International	174,600	25,018,434
Columbia Sportswear	276,000	23,967,840
Crocs †	244,600	24,354,822
Group 1 Automotive	128,060	58,853,815
KB Home	638,800	38,966,800
M/I Homes †	228,050	26,711,496
Meritage Homes	646,600	46,859,102
Oxford Industries	185,550	11,509,667
Patrick Industries	300,825	27,254,745
Steven Madden	699,525	22,937,425
Texas Roadhouse	144,650	26,628,618
UniFirst	121,408	26,093,007
		423,614,657
Consumer Staples — 2.59%
Flowers Foods	1,153,300	21,612,842
J & J Snack Foods	330,500	43,440,920
Performance Food Group †	534,322	45,492,175
		110,545,937
Energy — 6.35%
Gulfport Energy †	279,550	47,467,590
International Seaways	704,750	23,489,317
Kinetik Holdings	737,350	43,016,999
Kodiak Gas Services	1,089,900	46,865,700
Liberty Energy	1,126,400	19,452,928
Magnolia Oil & Gas Class A	1,496,100	35,023,701
Matador Resources	750,300	39,270,702
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Schedule of investments
Macquarie Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Energy (continued)
Noble	628,000	$ 16,265,200
		270,852,137
Financial Services — 30.25%
Amalgamated Financial	656,750	21,311,538
Assurant	219,700	45,673,433
Axis Capital Holdings	907,350	87,904,068
Bank of NT Butterfield & Son	991,300	38,462,440
Bread Financial Holdings	562,750	30,388,500
Cadence Bank	1,246,950	41,348,862
Columbia Banking System	2,683,861	71,739,605
Comerica	726,800	46,755,044
East West Bancorp	711,473	67,184,395
Essent Group	881,900	50,815,078
First Financial Bancorp	1,485,000	40,703,850
FNB	4,979,550	73,896,522
Hancock Whitney	1,439,700	82,250,061
Hanover Insurance Group	327,350	55,822,995
Hope Bancorp	3,589,340	39,195,593
Merchants Bancorp	620,450	25,264,724
Old National Bancorp	3,120,000	74,100,000
P10 Class A	2,075,421	26,503,126
Selective Insurance Group	308,106	26,510,981
Stewart Information Services	351,800	25,048,160
Stifel Financial	632,700	67,186,413
Synovus Financial	1,407,100	73,000,348
Valley National Bancorp	7,000,850	68,888,364
WaFd	1,017,500	30,107,825
Webster Financial	1,432,560	80,681,779
		1,290,743,704
Healthcare — 3.96%
Globus Medical Class A †	449,900	36,135,968
ICU Medical †	180,850	26,463,781
Integer Holdings †	333,900	41,136,480
Merit Medical Systems †	275,500	28,112,020
Prestige Consumer Healthcare †	439,550	37,251,862
		169,100,111
Industrials — 15.34%
Atkore	279,400	17,183,100
Beacon Roofing Supply †	456,000	52,631,520
CACI International Class A †	128,750	43,111,937
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(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Centuri Holdings †	880,100	$ 15,269,735
Everus Construction Group †	535,275	22,267,440
Griffon	577,000	41,740,180
H&E Equipment Services	205,850	19,741,015
Herc Holdings	122,500	17,576,300
ITT	515,330	72,785,209
KBR	717,972	35,202,167
Leonardo DRS †	1,322,950	40,283,827
MasTec †	482,579	63,019,992
NEXTracker Class A †	609,594	26,834,328
Regal Rexnord	212,239	27,463,727
Terex	841,450	34,247,015
Timken	570,150	46,182,150
WESCO International	255,900	46,182,273
Zurn Elkay Water Solutions	931,300	32,995,959
		654,717,874
Real Estate Investment Trusts — 8.96%
Agree Realty	820,400	60,545,520
Apple Hospitality	3,241,450	48,005,875
Centerspace	426,200	28,210,178
Community Healthcare Trust	724,050	13,568,697
Independence Realty Trust	2,972,840	64,807,912
Kite Realty Group Trust	2,081,714	47,733,702
LXP Industrial Trust	5,586,450	50,054,592
National Health Investors	709,200	50,828,364
Plymouth Industrial	1,063,200	18,435,888
		382,190,728
Technology — 7.54%
ACI Worldwide †	590,000	33,836,500
Allegro MicroSystems †	1,555,200	34,680,960
Belden	389,661	42,874,400
Cirrus Logic †	377,450	39,334,065
Diodes †	534,000	26,368,920
Flex †	857,260	32,481,581
RingCentral Class A †	623,300	17,732,885
TD SYNNEX	323,400	44,464,266
TTM Technologies †	2,070,702	49,924,625
		321,698,202
NQ- 021 [0225] 0425 (4371861)    3

Schedule of investments
Macquarie Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Transportation — 2.08%
Kirby †	334,300	$ 34,840,746
Saia †	23,750	9,724,200
Werner Enterprises	1,354,800	44,112,288
		88,677,234
Utilities — 4.50%
Black Hills	640,040	39,157,647
MDU Resources Group	2,361,800	40,741,050
OGE Energy	1,311,200	60,682,336
Southwest Gas Holdings	683,100	51,266,655
		191,847,688
Total Common Stocks (cost $2,764,099,034)		4,170,622,213

Short-Term Investments — 2.30%
Money Market Mutual Funds — 2.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.25%)	24,482,464	24,482,464
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.24%)	24,482,464	24,482,464
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.33%)	24,482,464	24,482,464
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.29%)	24,482,462	24,482,462
Total Short-Term Investments (cost $97,929,854)		97,929,854
Total Value of Securities—100.05% (cost $2,862,028,888)		4,268,552,067

Liabilities Net of Receivables and Other Assets—(0.05%)		(1,951,356)
Net Assets Applicable to 62,281,534 Shares Outstanding—100.00%		$4,266,600,711
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
4    NQ- 021 [0225] 0425 (4371861)